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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, New York	13066
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

COMMON STOCKS - 78.4%	Shares	Value
Consumer Discretionary - 6.4%
Auto Components - 2.4%
Tenneco, Inc. (a)	5,050	$285,426

Automobiles - 2.3%
Ford Motor Company	21,200	268,392

Media - 1.7%
Walt Disney Company (The)	2,011	192,955

Consumer Staples - 15.5%
Beverages - 2.6%
Embotelladora Andina S.A. - Class B - ADR	6,653	155,547
SABMiller plc - ADR	2,568	150,703
		306,250
Food & Staples Retailing - 2.1%
CVS Health Corporation	2,657	246,357

Food Products - 8.2%
BRF S.A. - ADR	7,496	125,033
Kellogg Company	3,457	285,929
Mondelēz International, Inc. - Class A	6,885	302,803
Unilever plc - ADR	5,187	242,804
		956,569
Household Products - 2.6%
Clorox Company (The)	2,304	301,985

Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Exxon Mobil Corporation	2,154	191,598
Hess Corporation	1,875	100,594
		292,192
Financials - 4.4%
Consumer Finance - 1.9%
First Cash Financial Services, Inc.	4,291	220,171

Insurance - 2.5%
Aflac, Inc.	4,071	294,252

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4% (Continued)	Shares	Value
Health Care - 9.1%
Pharmaceuticals - 9.1%
Bristol-Myers Squibb Company	3,968	$296,845
Merck & Company, Inc.	4,613	270,599
Mylan N.V. (a)	5,653	264,504
Teva Pharmaceutical Industries Ltd. - ADR	4,305	230,318
		1,062,266
Industrials - 14.1%
Aerospace & Defense - 2.5%
United Technologies Corporation	2,702	290,870

Air Freight & Logistics - 1.6%
FedEx Corporation	1,163	188,290

Commercial Services & Supplies - 2.1%
MSA Safety, Inc.	4,374	244,419

Industrial Conglomerates - 2.7%
General Electric Company	10,174	316,818

Machinery - 4.2%
ITT, Inc.	5,853	185,599
Xylem, Inc.	6,562	313,729
		499,328
Trading Companies & Distributors - 1.0%
Textainer Group Holdings Ltd.	9,559	113,561

Information Technology - 11.6%
Communications Equipment - 2.0%
Plantronics, Inc.	4,748	229,044

IT Services - 3.6%
CACI International, Inc. - Class A (a)	1,413	134,701
Fidelity National Information Services, Inc.	3,535	281,139
		415,840
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corporation	2,326	81,084

Software - 1.5%
Intuit, Inc.	1,636	181,580

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 78.4% (Continued)			Shares	Value
Information Technology - 11.6% (Continued)
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.			2,400	$250,103
EMC Corporation			7,027	198,724
				448,827
Materials - 5.0%
Chemicals - 5.0%
Dow Chemical Company (The)			6,544	351,217
Eastman Chemical Company			3,640	237,437
				588,654
Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
AT&T, Inc.			6,730	291,342
Verizon Communications, Inc.			5,244	290,570
				581,912
Utilities - 4.8%
Electric Utilities - 1.9%
Exelon Corporation			5,957	222,077

Multi-Utilities - 2.9%
SCANA Corporation			4,509	337,904

Total Common Stocks (Cost $7,768,805)				$9,167,023

U.S. TREASURY OBLIGATIONS - 0.9%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes (Cost $100,004)	0.875%	12/31/16	$100,000	$100,208

CORPORATE BONDS - 11.3%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 5.3%
Advanced Auto Parts, Inc.	4.500%	01/15/22	$200,000	$216,188
Marriott International, Inc.	3.250%	09/15/22	200,000	208,044
Under Armour, Inc.	3.250%	06/15/26	200,000	203,606
				627,838
Consumer Staples - 1.5%
Clorox Company (The)	5.950%	10/15/17	60,000	63,446
Kroger Company (The)	3.850%	08/01/23	100,000	110,447
				173,893

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 11.3% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 0.8%
Hess Corporation	3.500%	07/15/24	$100,000	$96,227

Financials - 0.4%
HSBC Finance Corporation	5.600%	02/15/18	42,000	44,298

Health Care - 1.4%
Becton, Dickinson and Company	3.734%	12/15/24	147,000	159,926

Industrials - 1.0%
Emerson Electric Company	5.375%	10/15/17	108,000	113,299

Telecommunication Services - 0.9%
Verizon Communications, Inc.	6.100%	04/15/18	100,000	108,251

Total Corporate Bonds (Cost $1,275,951)				$1,323,732

CLOSED-END FUNDS - 3.1%			Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $391,261)			26,794	$362,791

OPEN-END FUNDS - 3.2%			Shares	Value
DoubleLine Total Return Bond Fund - Class I (Cost $375,000)			34,296	$375,881

1789 GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.25% (b) (Cost $357,210)	357,210	$357,210

Total Investments at Value - 100.0% (Cost $10,268,231)		$11,686,845

Liabilities in Excess of Other Assets – (0.0%) (c)		(1,518)

Net Assets - 100.0%		$11,685,327

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of July 31, 2016.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2016 (Unaudited)

1. Securities valuation

Portfolio securities of 1789 Growth and Income Fund (the “Fund”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pinnacle Capital Management, LLC (the “Adviser”), the investment adviser to the Fund, believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of Pinnacle Capital Management Funds Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

1789 GROWTH AND INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2016 by security type:

	Level 1	Level 2	Level 3	Total

Common Stocks	$9,167,023	$-	$-	$9,167,023
U.S. Treasury Obligations	-	100,208	-	100,208
Corporate Bonds	-	1,323,732	-	1,323,732
Closed-End Funds	362,791	-	-	362,791
Open-End Funds	375,881	-	-	375,881
Money Market Funds	357,210	-	-	357,210
Total	$10,262,905	$1,423,940	$-	$11,686,845

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. The Fund did not hold any Level 3 assets or liabilities as of July 31, 2016. The Fund did not hold any derivative instruments at any time during the period ended July 31, 2016. There were no transfers into or out of any Levels during the period ended July 31, 2016. It is the Fund’s policy to recognize transfers into and out of Levels at the end of the reporting period.

2. Security transactions

Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. Federal income tax

The following is computed on a tax basis for each item as of July 31, 2016:

Cost of portfolio investments	$10,277,240

Gross unrealized appreciation	$1,856,266
Gross unrealized depreciation	(446,661)

Net unrealized appreciation	$1,409,605

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	September 16, 2016

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer

Date	September 16, 2016

*	Print the name and title of each signing officer under his or her signature.